FINANCE COSTS	12 Months Ended
Dec. 31, 2019
Finance Cost [Abstract]
FINANCE COSTS [Text Block]

20. FINANCE COSTS

		December 31	December 31
	Note	2019	2018

Accretion on provision for reclamation and rehabilitation	15	$208	$150
Interest on loans	13	301	-
Interest on lease liabilities	14	93	-
Other financing costs		-	61
		$602	$211